Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares issued	3,857,906		5,121,384	3,460,459
Common stock, shares outstanding	3,857,906		5,121,384	3,460,459